Capital management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of objectives, policies and processes for managing capital [abstract]
Schedule of Capital Structure	The following summarizes the Company’s capital structure:

	December 31,	December 31,
	2019	2018
Equity attributable to shareholders of the Company	$126,291	$84,196